FAIR VALUE MEASUREMENT (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
FAIR VALUE MEASUREMENT
Assets fair value on recurring basis	¥ 0	¥ 0
Liabilities fair value on recurring basis	¥ 0	0
Convertible debt, fair value		1,040,550
Convertible debt, carrying amount		¥ 1,040,550